Offerings - Offering: 1	Jan. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	7,916,336
Proposed Maximum Offering Price per Unit	4.3275
Maximum Aggregate Offering Price	$ 34,257,944.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,731.02
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions. (2) The proposed maximum offering price is estimated solely for the purpose of calculating the amount of the registration fee, based upon the average of the high and low prices of the common shares, no par value, as reported by the Nasdaq Global Market on January 9, 2026, in accordance with Rule 457(c) promulgated under the Securities Act of 1933, as amended.